Exit or Disposal Activities	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
EXIT OR DISPOSAL ACTIVITIES
EXIT OR DISPOSAL ACTIVITIES
Management is continually re-evaluating the Company’s operating facilities, including acquired operating facilities, against its long-term strategic goals. Liabilities associated with exit or disposal activities are recognized as incurred in accordance with the Exit or Disposal Cost Obligations Topic of the ASC. Provisions for qualified exit costs are made at the time a facility is no longer operational. Qualified exit costs primarily include post-closure rent expenses or costs to terminate the contract before the end of its term and costs of employee terminations. Adjustments may be made to liabilities accrued for qualified exit costs if information becomes available upon which more accurate amounts can be reasonably estimated. Concurrently, property, plant and equipment is tested for impairment in accordance with the Property, Plant and Equipment Topic of the ASC, and if impairment exists, the carrying value of the related assets is reduced to estimated fair value. Additional impairment may be recorded for subsequent revisions in estimated fair value. Adjustments to prior provisions and additional impairment charges for property, plant and equipment of closed sites being held for disposal are recorded in Other general expense – net.
During 2017, 13 stores in The Americas Group and 2 branches in the Performance Coatings Group were closed due to lower demand or redundancy. Accruals for exit and disposal activities of $4,456 were acquired in connection with the Acquisition. The Company is currently evaluating all legacy operations in response to the Acquisition in order to optimize operations. These Acquisition-related restructuring charges are recorded in the Administrative segment as presented in the table below. Provisions of $47,308 and $143 for severance and other qualified exit costs related to the Acquisition and other 2017 activity were charged to the Administrative Segment and Performance Coatings Group, respectively. Provisions for severance and other qualified exit costs related to manufacturing facilities, distribution facilities, stores and branches closed prior to 2017 of $3,052 were recorded.
During 2016, 16 stores in The Americas Group, 13 branches in the Performance Coatings Group and 2 facilities in Consumer Brands Group were closed due to lower demand or redundancy. Provisions for severance and other qualified exit costs of $1,020 and $505 were charged to the Consumer Brands Group and Performance Coatings Group, respectively. Provisions for severance and other qualified exit costs related to manufacturing facilities, distribution facilities, stores and branches closed prior to 2016 of $1,513 were recorded.
During 2015, 32 stores in The Americas Group and 7 branches in the Performance Coatings Group were closed due to lower demand or redundancy. In addition, the Performance Coatings Group exited a business in Europe. Provisions for severance and other qualified exit cost of $168 and $8,329 were charged to The Americas Group and Performance Coatings Group, respectively. Provisions for severance and other qualified exit costs related to manufacturing facilities, distribution facilities, stores and branches closed prior to 2015 of $1,264 were recorded.
At December 31, 2017, a portion of the remaining accrual for qualified exit costs relating to facilities shutdown prior to 2015 is expected to be incurred by the end of 2018. The remaining portion of the ending accrual for facilities shutdown prior to 2015 primarily represented post-closure contractual expenses related to certain owned facilities which are closed and being held for disposal. The Company cannot reasonably estimate when such matters will be concluded to permit disposition.
The following tables summarize the activity and remaining liabilities associated with qualified exit costs:

(Thousands of dollars) Exit Plan	Balance at December 31, 2016	Acquired Balances	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Balance at December 31, 2017
Administrative segment Acquisition-related restructuring in 2017:
Severance and related costs		$3,303	$38,739	$(36,023)	$6,019
Other qualified exit costs		1,153	8,569	(4,181)	5,541
Performance Coatings Group stores shutdown in 2017:
Severance and related costs			14		14
Other qualified exit costs			129	(8)	121
Consumer Brands Group facilities shutdown in 2016:
Severance and related costs	$907		2,910	(3,796)	21
Performance Coatings Group stores shutdown in 2016:
Severance and related costs	136			(136)
Other qualified exit costs	269		97	(255)	111
The Americas Group stores shutdown in 2015:
Other qualified exit costs	195		20	(215)
Performance Coatings Group stores shutdown in 2015:
Other qualified exit costs	433		25	(446)	12
Severance and other qualified exit costs for facilities shutdown prior to 2015	1,908			(362)	1,546
Totals	$3,848	$4,456	$50,503	$(45,422)	$13,385

(Thousands of dollars) Exit Plan	Balance at December 31, 2015	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Balance at December 31, 2016
Consumer Brands Group facilities shutdown in 2016:
Severance and related costs		$1,020	$(113)	$907
Performance Coatings Group stores shutdown in 2016:
Severance and related costs		136		136
Other qualified exit costs		369	(100)	269
The Americas Group stores shutdown in 2015:
Other qualified exit costs	$12	481	(298)	195
Performance Coatings Group stores shutdown in 2015:
Severance and related costs	1,096		(1,096)
Other qualified exit costs	2,750	499	(2,816)	433
The Americas Group stores shutdown in 2014:
Other qualified exit costs	184		(81)	103
Consumer Brands Group facilities shutdown in 2014:
Severance and related costs	445		(46)	399
Other qualified exit costs	52		(39)	13
Performance Coatings Group exit of business in 2014:
Severance and related costs	430		(430)
Other qualified exit costs	353	430	(600)	183
Severance and other qualified exit costs for facilities shutdown prior to 2014	1,755	103	(648)	1,210
Totals	$7,077	$3,038	$(6,267)	$3,848

(Thousands of dollars) Exit Plan	Balance at December 31, 2014	Provisions in Cost of goods sold or SG&A	Actual expenditures charged to accrual	Balance at December 31, 2015
The Americas Group stores shutdown in 2015:
Other qualified exit costs		$168	$(156)	$12
Performance Coatings Group stores shutdown in 2015:
Severance and related costs		1,341	(245)	1,096
Other qualified exit costs		6,988	(4,238)	2,750
The Americas Group stores shutdown in 2014:
Other qualified exit costs	$280	142	(238)	184
Consumer Brands Group facilities shutdown in 2014:
Severance and related costs	2,732	466	(2,753)	445
Other qualified exit costs	781	6	(735)	52
Performance Coatings Group exit of business in 2014:
Severance and related costs	104	326		430
Other qualified exit costs	1,080	324	(1,051)	353
The Americas Group facility shutdown in 2013:
Severance and related costs	654		(654)
Other qualified exit costs	1,205		(411)	794
Performance Coatings Group stores shutdown in 2013:
Severance and related costs	28		(28)
Other qualified exit costs	138		(138)
Severance and other qualified exit costs for facilities shutdown prior to 2013	1,514		(553)	961
Totals	$8,516	$9,761	$(11,200)	$7,077